Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jul. 12, 2013
Document Effective Date	Jul. 15, 2013
Prospectus Date	Jul. 15, 2013
Mid Cap Growth Portfolio | Class IS
Risk/Return:
Trading Symbol	MMCGX